CURIAN VARIABLE SERIES TRUST
7601 Technology Way, Denver, Colorado 80237
(877) 847-4143

February 23, 2015

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Curian Variable Series Trust
File Nos: 333-177369 and 811-22613

Dear Sir/Madam:

On behalf of Curian Variable Series Trust (the "Trust"), enclosed herewith for electronic filing pursuant to Rule 14a under the Securities Exchange Act of 1934, as amended, are the proxy materials: Notice of Special Meeting, Proxy Statement, and Form of Proxy and Voting Instruction Card to be sent to the shareholders of the Trust and its contract owners in connection with a special meeting of shareholders.

The proposal for consideration by Shareholders of the Trust are as follows:

1.	Each Fund's Shareholders, voting separately: To vote on the election of six individuals as Trustees of the Trust.

2.	Each Fund's Shareholders, voting separately: To approve a new investment advisory and management agreement with Jackson National Asset Management, LLC ("JNAM").

3.	Shareholders of the Curian Long Short Credit Fund only, voting separately: To approve a new Investment Sub-Advisory Agreement between JNAM and PPM America, Inc. ("PPM"), under which PPM would serve as sub-adviser to the Fund.

4.	To transact such other business as may properly come before the Meeting or any adjournment thereof.
The shareholders' meeting for the Trust is scheduled to be held on April 2, 2015.  Please do not hesitate to contact me at (312) 730-9721 to discuss the Definitive Proxy Statement or if you have any questions concerning this filing.

Sincerely,

/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

encs.